LEASES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease right of use assets	$ 155,223	$ 231,988
Current operating lease liabilities	97,054	242,046
Noncurrent operating lease liabilities	62,057
Total operating lease liabilities	$ 159,111
Weighted average remaining lease term (years) operating leases	1 year 14 days
Weighted discount rate operating leases	4.75%